POST-EMPLOYMENT BENEFITS - Conciliation of the liabilities of other retirement benefits (Details) - Other post-employment benefit obligations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in balance sheet and statement of income for the year
Present value of actuarial obligations partially or fully covered	R$ 225,471	R$ 196,181
Liabilities / (Assets) net	225,471	196,181
Current cost of service	3,679	7,253
Net interest cost	9,651	15,546
Actuarial expense / (revenue) recognized in the year	R$ 13,330	R$ 22,799